Schedule of Carrying Amount and Classification of Assets and Liabilities of Water Solutions as Consolidated (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	$ 11,640	$ 43,975	$ 6,260	$ 11,796
Accounts Receivable	29,102	24,980
Inventory, Prepaid Expenses and Other	1,301	1,316
Other Property and Equipment	54,317	50,073
Accumulated Depreciation, Depletion and Amortization	(156,390)	(146,038)
Total Assets	803,454	772,710
Accounts Payable	44,272	31,134
Accrued Expenses	37,656	22,421
Total Liabilities	392,200	360,416
Variable Interest Entity, Primary Beneficiary | Water Solutions
Variable Interest Entity [Line Items]
Cash and Cash Equivalents	361	741
Accounts Receivable	6,786	3,360
Inventory, Prepaid Expenses and Other	48	13
Other Property and Equipment	4,588	3,560
Wells and Facilities in Progress	217	221
Accumulated Depreciation, Depletion and Amortization	(740)	(501)
Deferred Financing Costs and Other Assets-Net	182	199
Total Assets	11,442	7,593
Accounts Payable	2,181	1,554
Accrued Expenses	2,069	1,036
Senior Secured Line of Credit and Long-Term Debt	1,036	965
Total Liabilities	$ 5,286	$ 3,555